Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free USA Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years or lifetime	5.38%
(Delaware Tax-Free USA Fund) | Class A
Average Annual Return:
1 Year	5.60%
5 Years	3.45%
10 Years or lifetime	4.67%
(Delaware Tax-Free USA Fund) | Class A | after taxes on distributions
Average Annual Return:
1 Year	5.60%
5 Years	3.45%
10 Years or lifetime	4.67%
(Delaware Tax-Free USA Fund) | Class A | after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.14%
5 Years	3.55%
10 Years or lifetime	4.63%
(Delaware Tax-Free USA Fund) | Class B
Average Annual Return:
1 Year	5.89%
5 Years	3.37%
10 Years or lifetime	4.50%
(Delaware Tax-Free USA Fund) | Class C
Average Annual Return:
1 Year	8.88%
5 Years	3.64%
10 Years or lifetime	4.36%
(Delaware Tax-Free USA Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/31/08-12/31/11)
1 Year	10.93%
5 Years
Lifetime	10.32%
(Delaware Tax-Free USA Intermediate Fund) | Barclays 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.62%
5 Years	5.74%
10 Years or lifetime	5.35%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Average Annual Return:
1 Year	5.80%
5 Years	3.92%
10 Years or lifetime	4.73%
(Delaware Tax-Free USA Intermediate Fund) | Class A | after taxes on distributions
Average Annual Return:
1 Year	5.80%
5 Years	3.92%
10 Years or lifetime	4.73%
(Delaware Tax-Free USA Intermediate Fund) | Class A | after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.87%
5 Years	3.84%
10 Years or lifetime	4.59%
(Delaware Tax-Free USA Intermediate Fund) | Class B
Average Annual Return:
1 Year	5.75%
5 Years	3.60%
10 Years or lifetime	4.56%
(Delaware Tax-Free USA Intermediate Fund) | Class C
Average Annual Return:
1 Year	6.75%
5 Years	3.61%
10 Years or lifetime	4.13%
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/31/08-12/31/11)
1 Year	8.86%
5 Years
Lifetime	7.83%